Condensed Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (53,239)	$ 1,915,923	$ 6,079,998	$ (2,958,534)	$ (3,661,861)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor under note payable	8,500			18,500
Income earned on investments held in Trust Account	0	(4,534)		(325)	(37,571)
Change in fair value of derivative warrant liabilities	0	(2,441,750)		2,355,500	2,298,250
Financing costs - derivative warrant liabilities				410,849
Changes in operating assets and liabilities:
Prepaid expenses				(509,248)	251,074
Accounts payable	11,264			61,811	212,708
Accrued expenses					1,500
Franchise tax payable	33,475			83,836	90,036
Net cash used in operating activities				(537,611)	(845,864)
Cash Flows from Investing Activities
Cash deposited in Trust Account				(175,950,000)
Net cash used in investing activities				(175,950,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party				265,312
Repayment of note payable to related party				(400,000)
Proceeds received from initial public offering, gross				172,500,000
Proceeds received from private placement				7,175,000
Offering costs paid, net of reimbursement from underwriters				(1,810,475)
Net cash provided by financing activities				177,729,837
Net decrease in cash				1,242,226	(845,864)
Cash—beginning of the period			$ 1,242,226		1,242,226
Cash—end of the period		$ 396,362		1,242,226	$ 396,362
Supplemental disclosure of noncash financing activities:
Offering costs paid in exchange for issuance of common stock to Sponsor	25,000			25,000
Offering costs included in accrued expenses and accounts payable	120,357			70,000
Offering costs included in accounts payable				234,907
Offering costs included in note payable	$ 78,781			116,188
Deferred underwriting commissions in connection with the initial public offering				$ 6,900,000